Description of Organization and Business Operations and Liquidity (Details)			5 Months Ended	8 Months Ended	9 Months Ended
	Jan. 22, 2022 $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) D M $ / shares shares	Sep. 30, 2022 USD ($) M D $ / shares shares
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		11,500,000
Unit price | $ / shares		$ 10.10
Proceeds from issuance of units		$ 116,150,000
Proceeds from stock issuance			$ 25,000		$ 114,500,000
Percentage of assets held in trust required				80.00%	80.00%
Percentage of post transaction ownership required				50.00%	50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares				$ 10.10	$ 10.10
Minimum amount of net intangible assets				$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision				15.00%	15.00%
Percentage of commitment redemption				100.00%	100.00%
Number of threshold days from closing of IPO | M					12
Number of threshold extended days from closing of IPO | M					18
Number of days from closing of IPO for shares redemption | D				10	10
Maximum amount of dissolution expenses				$ 100,000	$ 100,000
Number of days of advance notice required for extending days | D				5	5
Threshold deposits				$ 1,150,000	$ 1,150,000
Public share price | $ / shares				$ 0.10	$ 0.10
Number of months of each extension for extending days | M				3	3
Number of extensions of extension period | shares				3	3
Share price per share | $ / shares				$ 10.10	$ 10.10
Bank balance				$ 3,913	$ 475,809
Working capital deficit				309,487	56,014
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		10,000,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 100,000,000
Aggregate offering cost				1,029,116	1,029,116
Underwriters fees				500,000	500,000
Other offering cost				$ 529,116	$ 529,116
Percentage of marketing agreement fees payable				4.50%	4.50%
Proceeds from stock issuance				$ 5,175,000	$ 5,175,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Number of shares issuable per warrant (in shares) | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued | shares	1,500,000	1,500,000		1,500,000	1,500,000
Unit price | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance of units		$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		361,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 3,610,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		15,000
Proceeds from issuance of units		$ 150,000